Intangible Assets - Summary of Detailed Information About Intangible Assets (Detail) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Beginning balance	[1]	$ 102,773
Ending balance		73,245	$ 102,773	[1]
Customer relationships and other [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		77,883
Ending balance		58,179	77,883
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		24,890
Ending balance		15,066	24,890
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		225,613	118,663
Acquisition (Note 6)			102,789
Additions		6,481
Reclassification		1,074	407
Disposal		(1,632)	(11)
Currency translation effects		(7,757)	3,765
Ending balance		223,779	225,613
Cost [member] | Customer relationships and other [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		151,310	69,594
Acquisition (Note 6)			80,514
Additions		0
Reclassification		0
Disposal		0
Currency translation effects		(3,784)	1,202
Ending balance		147,526	151,310
Cost [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		74,303	49,069
Acquisition (Note 6)			22,275
Additions		6,481
Reclassification		1,074	407
Disposal		(1,632)	(11)
Currency translation effects		(3,973)	2,563
Ending balance		76,253	74,303
Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(122,840)	(108,545)
Amortization charge		(31,173)	(9,437)
Disposal		(1,632)	(11)
Currency translation effects		1,847	(4,869)
Ending balance		(150,534)	(122,840)
Accumulated amortization [member] | Customer relationships and other [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(73,427)	(63,817)
Amortization charge		(18,233)	(7,239)
Disposal		0
Currency translation effects		2,313	(2,371)
Ending balance		(89,347)	(73,427)
Accumulated amortization [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(49,413)	(44,728)
Amortization charge		(12,940)	(2,198)
Disposal		(1,632)	(11)
Currency translation effects		(466)	(2,498)
Ending balance		$ (61,187)	$ (49,413)

[1]	Certain balances as at December 31, 2022 have been re-presented as a result of measurement period adjustments for the acquisition of Exterran as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.